SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingent liabilities, income tax uncertainties, deferred taxes, share-based compensation and the value of intangible assets and goodwill, as well as the determination of standalone selling prices in revenue transactions with multiple performance obligations and the estimated period of benefit for deferred contract costs. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of consolidation
b.	Principles of consolidation:

The consolidated financial statements include the financial statements of CyberArk Software Ltd. and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Financial statements in U.S. dollars
c.	Financial statements in U.S. dollars:

A majority of the Company's revenues are generated in U.S. dollars. In addition, the equity investments were in U.S. dollars and a substantial portion of the Company's costs are incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and each of its subsidiaries operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Statement of the Accounting Standard Codification ("ASC") No. 830 "Foreign Currency Matters." All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of comprehensive income as financial income or expenses, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid deposits that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Short-term bank deposits
e.          Short-term bank deposits:

Short-term bank deposits are deposits with maturities of up to one year. As of December 31, 2017 and 2018, the Company's bank deposits are denominated in U.S. dollars and New Israeli Shekels ("NIS") and bear yearly interest at weighted average deposits rates of 1.69% and 2.92%, respectively. Short-term bank deposits are presented at their cost, including accrued interest. A portion of these deposits is used as security for the rental of premises and for the Company's hedging activities.

Investments in marketable securities
f.          Investments in marketable securities:

The Company accounts for investments in debt marketable securities in accordance with ASC No. 320, "Investments - Debt and Equity Securities." The Company's management determines the appropriate classification of its investments in marketable securities at the time of purchase and re-evaluates such determinations at each balance sheet date. The Company classifies all of its marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in shareholders' equity. Realized gains and losses on sale of marketable securities are included in financial income (expenses), net and are derived using the specific identification method for determining the cost of securities sold. The amortized cost of marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income (expenses), net.

The Company's securities are reviewed for impairment in accordance with ASC No. 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be Other-Than-Temporary Impairment (OTTI). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities for the years ended December 31, 2016, 2017 and 2018 were not OTTI.

Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	16 – 33
Office furniture and equipment	7 – 20
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Long-lived assets
h.	Long-lived assets:

The long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2016, 2017 and 2018, no impairment losses have been identified.

Business combination
i.	Business combination:

The Company accounts for its business acquisitions in accordance with ASC No. 805, "Business Combinations." The Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date. The total purchase price allocated to the tangible and intangible assets acquired is assigned based on the fair values as of the date of the acquisition. Goodwill generated from the business combinations is primarily attributable to synergies between the Company and acquired companies` respective products and services.

Goodwill and other intangible assets
j.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the purchase price in a business combination over the fair value of identifiable tangible and intangible assets acquired of businesses acquired. Goodwill is not amortized, but rather is subject to an impairment test.

ASC No. 350, "Intangible—Goodwill and other" requires goodwill to be tested for impairment at least annually and, in certain circumstances, between annual tests. The accounting guidance gives the option to perform a qualitative assessment to determine whether further impairment testing is necessary. The qualitative assessment considers events and circumstances that might indicate that a reporting unit’s fair value is less than its carrying amount. If it is determined, as a result of the qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a quantitative test is performed. The Company operates as one reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

For the years ended December 31, 2016, 2017 and 2018, no impairment losses were identified.

Purchased intangible assets with finite lives are carried at cost, less accumulated amortization. Amortization is computed over the estimated useful lives of the respective assets which range from two to eleven years. Acquired customer relationship and backlog are amortized over their estimated useful lives in proportion to the economic benefits realized. Other intangible assets, consist primarily of technology, are amortized over their estimated useful lives on a straight-line basis.

Derivative instruments
k.	Derivative instruments:

ASC No. 815, "Derivative and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change.

To hedge against the risk of changes in cash flows resulting from foreign currency salary payments during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in NIS. These forward and option contracts are designated as cash flow hedges, as defined by ASC No. 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2017 and 2018, the amount recorded in accumulated other comprehensive income (loss) from the Company's currency forward and option transactions was $277, net of tax of $38 and ($727), net of tax of ($99), respectively. At December 31, 2018, the notional amounts of foreign exchange forward contracts into which the Company entered were $33,988. The foreign exchange forward contracts will expire by November 2019. The fair value of derivative instruments assets balances as of December 31, 2017 and 2018, totaled $315 and $10, respectively. The fair value of derivative instruments liabilities balances as of December 31, 2017 and 2018, totaled $0 and $836, respectively.

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward transactions to economically hedge certain account receivables in Euros and GBP. Gains and losses related to such derivative instruments are recorded in financial income (expenses), net. As of December 31, 2018, the notional amounts of foreign exchange forward contracts into which the Company entered were $12,081. The foreign exchange forward contracts will expire by October 2019. The fair value of derivative instruments assets balances as of December 31, 2017 and 2018, totaled $0 and $1,004, respectively. The fair value of derivative instruments liabilities balances as of December 31, 2017 and 2018 totaled $683 and $0, respectively.

Severance pay
l.	Severance pay:

The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.

The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on behalf of the employee with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For the Company's employees in Israel who are not subject to Section 14, the Company calculated the liability for severance pay pursuant to the Severance Pay Law based on the most recent salary of these employees multiplied by the number of years of employment as of the balance sheet date. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and accruals. The value of these deposits is recorded as an asset on the Company's balance sheet under prepaid expenses and other long-term assets. Severance expense for the years ended December 31, 2016, 2017 and 2018, amounted to $2,503, $2,707 and $3,326, respectively.

U.S. defined contribution plan
m.        U.S. defined contribution plan:

The U.S. subsidiary has a 401(k) defined contribution plan covering certain full time and part time employees in the U.S., excluding leased employees and contractors. All eligible employees may elect to contribute up to an annual maximum, of the lesser of 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits, but not greater than $18.5 per year (for certain employees over 50 years of age the maximum contribution is $24.5 per year).

The U.S. subsidiary matches amounts equal to 100% of the first 3% of the employee's compensation that they contribute to the defined contribution plan and 50% of the next 2% of their compensation that they contribute to the defined contribution plan with a limit of $11 per year. For the years ended December 31, 2016, 2017 and 2018, the U.S. subsidiary recorded expenses for matching contributions of $1,259, $1,677 and $2,171, respectively.

Revenue Recognition
n.          Revenue Recognition:

The Company generates revenues mainly from licensing the rights to use its software products, maintenance and professional services. The Company sells its products through its direct sales force and indirectly through resellers. Payment is typically due within 30 to 90 calendar days of the invoice date.

The Company recognizes revenues in accordance with ASC No. 606, "Revenue from Contracts with Customers" ("ASC No. 606"). As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

The Company enters into contracts that can include combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations and may include an option to provide professional services. The license is distinct upon delivery as the customer can derive the economic benefit of the software without any professional services, updates or technical support.

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer. The Company does not grant a right of return to its customers.

In instances of contracts which revenue recognition differs from the timing of invoicing, the Company determined that those contracts generally do not include a significant financing component. The primary purpose of the invoicing terms is to provide customers with simplified and predictable ways of purchasing the Company's products and services, not to receive or provide financing.

The Company allocates the transaction price to each performance obligation based on its relative standalone selling price out of the total consideration of the contract. For maintenance, the Company determines the standalone selling price based on the price at which the Company separately sells a renewal contract. For professional services, the Company determines the standalone selling prices based on the prices at which the Company separately sells those services. For software licenses, the Company determines the standalone selling prices by taking into account available information such as historical selling prices, geographic location, and the Company's price list and discount policy.

Software license revenues, perpetual or term based, are recognized at the point of time when the license is made available for download by the customer. Maintenance revenues are recognized ratably, on a straight-line basis over the term of the related contract, which is generally one to three years. Professional services revenues consist mostly of time and material services which are recognized as the services are performed.

Deferred revenue includes unearned amounts received under maintenance and support contracts, professional services and amounts received from customers for licenses that do not meet the revenue recognition criteria as of the balance sheet date. Deferred revenues are recognized as (or when) the Company performs under the contract. The amount of revenues recognized in the period that was included in the adjusted opening deferred revenues balance was $61,829 for the year ended December 31, 2018.

For information regarding disaggregated revenues, please refer to Note 14 below.

Adoption Date Impact

The cumulative impact of applying the new guidance to all contracts with customers that were not substantially completed as of January 1, 2018 was recorded as an adjustment to retained earnings as of the adoption date. For further information see Note 2z. Select condensed consolidated balance sheet line items, which reflect the adoption of ASC No. 606, are as follows:

	As reported on December 31, 2017	Impact of adoption	As adjusted on January 1, 2018
ASSETS:
Trade receivables	$45,315	$769	$46,084
Prepaid expenses and other current assets	7,407	3,297	10,704
Prepaid expenses and other long-term assets	6,060	9,928	15,988
Deferred tax assets	19,343	(2,575)	16,768
LIABILITIES AND SHAREHOLDERS' EQUITY
Deferred revenues - current liabilities	66,986	(1,511)	65,475
Other long-term liabilities	5,954	1,419	7,373
Deferred revenues - long term liabilities	38,249	(1,238)	37,011
Retained earnings	$103,893	$12,749	$116,642

Current Period Impact:

Select condensed consolidated balance sheet line items, which reflect the adoption of ASC No. 606, are as follows:

	As of December 31, 2018
	As reported	Adjustments	Under ASC No. 605
ASSETS:
Trade receivables	$48,431	$(1,149)	$47,282
Prepaid expenses and other current assets	6,349	(389)	5,960
Prepaid expenses and other long-term assets	31,863	(26,269)	5,594
Deferred tax assets	23,481	4,585	28,066
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	13,271	(3,305)	9,966
Deferred revenues - current liabilities	92,375	2,308	94,683
Other long-term liabilities	6,268	(184)	6,084
Deferred revenues - long term liabilities	57,159	3,977	61,136
Retained earnings	$163,714	$(26,018)	$137,696

Select condensed consolidated statement of operations line items, which reflect the adoption of ASC No. 606, are as follows:

	As of December 31, 2018
	As reported	Adjustments	Under ASC No. 605

Revenue:
License	$192,514	$(5,169)	$187,345
Maintenance and professional services	150,685	241	150,926
Operating expenses:
Sales and marketing	148,290	12,760	161,050

Taxes on income	(4,771)	4,419	(352)
Net income	47,072	(13,269)	33,803
Basic net income per ordinary share	$1.30	$(0.37)	$0.93
Diluted net income per ordinary share	$1.27	$(0.36)	$0.91

Select condensed consolidated statement of cash flows line items, which reflect the adoption of ASC No. 606, are as follows:

	Year Ended December 31, 2018
	As reported	Adjustments	Under ASC No. 605

Cash flows from operating activities:
Net income	$47,072	$(13,269)	$33,803
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes, net	(7,056)	(2,010)	(9,066)
Increase in trade receivables	(3,116)	380	(2,736)
Decrease (increase) in prepaid expenses and other current and long-term assets	(11,893)	14,668	2,775
Increase (decrease) in accrued expenses and other current and long-term liabilities	2,114	(3,305)	(1,191)
Increase in short-term and long-term deferred revenues	47,818	3,536	51,354
Net cash provided by operating activities	$130,125	$-	$130,125

Remaining Performance Obligations:

Transaction price allocated to remaining performance obligations represents non-cancelable contracts that have not yet been recognized, which includes deferred revenue and amounts not yet received that will be recognized as revenue in future periods.

The aggregate amount of the transaction price allocated to remaining performance obligations was $234 million as of December 31, 2018. The Company expects to recognize approximately 60% in 2019 from remaining performance obligations as of December 31, 2018 and the remainder thereafter.

Deferred contract costs
o.         Deferred contract costs:

The Company pays sales commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales goals. Sales commissions are considered incremental and recoverable costs of obtaining a contract with a customer. Sales commissions paid for initial contracts, which are not commensurate with sales commissions paid for renewal contracts, are capitalized and amortized over an expected period of benefit. Based on its technology, customer contracts and other factors, the Company has determined the expected period of benefit to be approximately five years. Sales commissions on initial contracts, which are commensurate with sales commissions paid for renewal contracts, are capitalized and amortized correspondingly to the recognized revenue of the related initial contracts. Sales commissions for renewal contracts are capitalized and amortized on a straight line basis over the related contractual renewal period. Amortization expense of these costs are included in sales and marketing expenses.

For the year ended December 31, 2018, the amortization of deferred contract costs was $27,807.

As of December 31, 2018, the Company presented deferred contract costs from contracts which are less than 12 months of $389 in prepaid expenses and other current assets and deferred contract costs in respect of contracts which are greater than 12 months of $25,595 in prepaid expenses and other long-term assets.

Research and development costs
p.	Research and development costs:

Research and development costs are charged to the statements of comprehensive income as incurred. ASC No. 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed," requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Internal use software
q.	Internal use software:

The Company capitalizes qualifying costs incurred during the application development stage related to software developed for internal-use that supports the Company with its ongoing operations. These costs are capitalized based on qualifying criteria. Such costs are amortized over the software's estimated life of three to five years. Costs incurred to develop software applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software, and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the project.

Marketing expenses
r.	Marketing expenses:

Marketing expenses consist primarily of marketing campaigns and tradeshows. Marketing expenses are charged to the statement of comprehensive income, as incurred. Marketing expenses for the years ended December 31, 2016, 2017 and 2018, amounted to $10,622, $14,106 and $16,171, respectively.

Share-based compensation
s.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, "Compensation - Stock Compensation" ("ASC No. 718"). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award is recognized as an expense over the requisite service periods in the Company's consolidated statements of comprehensive income.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards.

The Company has selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its option awards. The fair value of restricted stock units ("RSU") and performance stock units ("PSU") is based on the closing market value of the underlying shares at the date of grant.

The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term.

Income taxes
t.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740-10, "Income Taxes" ("ASC No. 740-10"). ASC No. 740-10 prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination based on its technical merits. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Basic and diluted net income per share
u.	Basic and diluted net income per share:

Basic net income per ordinary share is computed by dividing net income for each reporting period by the weighted-average number of ordinary shares outstanding during each year. Diluted net income per ordinary share is computed by dividing net income for each reporting period by the weighted average number of ordinary shares outstanding during the period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC No. 260-10 "Earnings Per Share".

The total weighted average number of shares related to outstanding options, RSUs and PSUs that have been excluded from the calculation of diluted net income per ordinary share was 1,381,114, 1,880,018 and 1,175,311 for the years ended December 31, 2016, 2017 and 2018, respectively.

Comprehensive income (loss)
v.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period, except changes resulting from investments by, or distributions to, shareholders.

Concentration of credit risks
w.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables, severance pay funds and derivative instruments.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States are primarily in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold Company's cash deposits are financially sound and, accordingly, bear minimal risk.

The Company's marketable securities consist of investments, which are highly rated by credit agencies, in government, corporate and government sponsored enterprises debentures. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, in order to reduce credit risk concentrations.

The trade receivables of the Company are mainly derived from sales to diverse set of customers located primarily in the United States, Europe and Asia. The Company performs ongoing credit evaluations of its customers and, to date, has not experienced any significant losses.

The Company has entered into forward contracts with major banks in Israel to protect against the risk of changes in exchange rates. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

Fair value of financial instruments
x.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term bank deposits, trade receivables, prepaid expenses and other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, "Fair Value Measurements and Disclosures" ("ASC No. 820"), with respect to fair value measurements of all financial assets and liabilities.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2 -
Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.

Level 3 -	Inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC No. 820, the Company measures its foreign currency derivative instruments, at fair value using the market approach valuation technique. Foreign currency derivative contracts as detailed in note 2.k are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Legal contingencies
y.	Legal contingencies:

From time to time, the Company becomes involved in legal proceedings or is subject to claims arising in its ordinary course of business. Such matters are generally subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues for contingencies when the loss is probable and it can reasonably estimate the amount of any such loss. The Company is currently not a party to any material legal or administrative proceedings and is not aware of any material pending or threatened material legal or administrative proceedings against the Company.

Recently adopted accounting pronouncements
z.
Recently adopted accounting pronouncements:

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers Topic 606, an updated standard on revenue recognition and issued subsequent amendments to the initial guidance in March 2016, April 2016, May 2016 and December 2016 within ASU 2016-08, 2016-10, 2016-12 and 2016-20, respectively. The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods and services to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods and services. In addition, the new standard requires expanded disclosures. The Company adopted the standard effective January 1, 2018 using the modified retrospective method. Results from reporting periods beginning after January 1, 2018 are presented under ASC No. 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the historic accounting under Revenue Recognition Topic 605 (“ASC No. 605”).

The most significant impact of the new standard relates to the way the Company accounts for term license arrangements and costs to obtain customer contracts. Specifically, under ASC No. 605, the Company recognizes both the term license and maintenance revenues ratably over the contract period whereas under the current revenue standard, term license revenues are recognized upfront, upon delivery, and the associated maintenance revenues are recognized over the contract period. In addition, the Company also implemented the guidance in ASC No. 340-40, "Other Assets and Deferred Costs." Under the historic accounting policy, sales commissions were expensed as incurred. The current standard requires the capitalization of all incremental costs that the Company incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained, provided the Company expects to recover the costs. For further information see Note 2n and Note 2o.

In November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash," which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company retrospectively adopted ASU 2016-18 on January 1, 2018 and accordingly included restricted cash with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statement of cash flows. Prior to adoption of this new guidance, the Company reported changes in restricted cash as cash flows from investing activities.

As a result of the adoption of ASU 2016-18, the Company adjusted the previously reported consolidated statement of cash flows for the years ended December 31, 2016 and 2017 as follows:

	Year ended December 31, 2017
	As previously reported	Adjustments	As Adjusted

Investment in short and long-term deposits	$(20,722)	$61	$(20,661)
Net cash used in investing activities	(95,057)	61	(94,996)
Decrease in cash, cash equivalents and restricted cash	(11,696)	61	(11,635)
Cash, cash equivalents and restricted cash at the beginning of the year	172,957	1,199	174,156

Cash, cash equivalents and restricted cash at the end of the year	$161,261	$1,260	$162,521

	Year ended December 31, 2016
	As previously reported	Adjustments	As Adjusted

Investment in short and long-term deposits	$(82,940)	$(372)	$(83,312)
Net cash used in investing activities	(121,861)	(372)	(122,233)
Decrease in cash, cash equivalents and restricted cash	(61,582)	(372)	(61,954)
Cash, cash equivalents and restricted cash at the beginning of the year	234,539	1,571	236,110

Cash, cash equivalents and restricted cash at the end of the year	$172,957	$1,199	$174,156

Amounts in As Adjusted column include cash, cash equivalents and restricted cash as required. Amounts in the As Previously Reported column reflect only cash and cash equivalents.

In January 2017, FASB issued ASU 2017-01, Business Combinations (Topic 805) Clarifying the Definition of Business. ASU 2017-01 clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The update to the standard is effective for interim and annual periods beginning after December 15, 2017, and applied prospectively. The Company adopted the standard beginning January 1, 2018. The standard did not have a material impact on the consolidated financial statements.

Recently issued accounting standards
aa.	Recently issued accounting standards:

In February 2016, the FASB issued ASU 2016-02. ASU 2016-02 changes the current lease accounting standard by requiring the recognition of lease assets and lease liabilities for all leases, including those currently classified as operating leases. The guidance establishes a right-of-use model ("ROU") that requires a lessee to recognize a ROU asset and lease liability on the balance sheets for all leases. The guidance is effective for the interim and annual periods beginning on or after December 15, 2018, and the Company will adopt the standard on January 1, 2019. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The standard provides a number of optional practical expedients in transition. The Company elected to use the effective date as the date of initial application and to adopt the 'package of practical expedients', which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. To adopt this new standard, the Company has implemented changes to its existing systems and processes in conjunction with a review of existing vendor agreements.

The Company expects adoption of the standard to have a material impact on its consolidated balance sheets which will result in the recognition of ROU assets and lease liabilities of approximately $27 million to $33 million at January 1, 2019. The most significant impact from recognition of ROU assets and lease liabilities relates to office premises. The Company's financial income (expenses), net will be impacted by the revaluation of the lease liabilities in non- USD denominated currencies.

In June 2016, the FASB Issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new standard requires financial assets measured at amortized cost to be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The standard will be effective for the Company beginning January 1, 2020, with early adoption permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 from the goodwill impairment test, instead requiring an entity to recognize a goodwill impairment charge for the amount by which the goodwill carrying amount exceeds the reporting unit's fair value. This guidance is effective for interim and annual goodwill impairment tests in fiscal years beginning after December 15, 2019 with early adoption permitted. This guidance must be applied on a prospective basis. The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, "Targeted Improvements to Accounting for Hedging Activities." The standard better aligns an entity's hedging activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results in the financial statements. The standard will prospectively make hedge accounting easier to apply to hedging activities and also enhances disclosure requirements for how hedge transactions are reflected in the financial statements when hedge accounting is elected. The standard is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, "Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract." The new standard requires capitalization of the implementation costs incurred in a cloud computing arrangement that is a service contract, with the requirements for capitalization costs incurred to develop or obtain internal-use software. Capitalized implementation costs will be required to be amortized over the term of the arrangement, beginning when the module or component of the cloud computing arrangement that is a service contract is ready for its intended use. The standard will be effective for the Company beginning January 1, 2020, with early adoption permitted. The Company is evaluating the impact of adopting this new accounting guidance on its consolidated financial statements.

Reclassification
ab.	Reclassification Certain comparative figures have been reclassified to conform to the current year presentation.